Cover	Feb. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2024
Entity File Number	001-41616
Entity Registrant Name	LUCY SCIENTIFIC DISCOVERY, INC.
Entity Central Index Key	0001865127
Entity Tax Identification Number	98-1776120
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	301-1321 Blanshard Street
Entity Address, Address Line Two	Victoria
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V8W 086
City Area Code	778
Local Phone Number	410-5195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	LSDI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false